Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued payroll	$ 12,243	$ 16,413
Deferred R&D credits	7,224	5,053
Rebates and customer advances	628	490
Interest payable	678	4,006
Accrued duty, freight and related expenses	16,459	11,616
Royalties	1,594	2,470
Value added tax payables	196	1,363
Other accrued expenses and liabilities	6,937	7,723
Total accrued expenses and other current liabilities	$ 45,959	$ 49,134